Note 11 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Thousands, ¥ in Millions				1 Months Ended
	Apr. 20, 2019 USD ($)	Apr. 20, 2019 CNY (¥)	Mar. 28, 2019 USD ($)	Apr. 29, 2019 USD ($)	Apr. 26, 2019 USD ($)	Mar. 28, 2019 CNY (¥)	Jan. 21, 2019 USD ($)	Jan. 21, 2019 CNY (¥)
Debt Guaranteed by Founder [Member]
Debt Instrument, Face Amount							$ 2,986	¥ 20
Debt Instrument, Interest Rate, Stated Percentage							15.00%	15.00%
Proceeds from Notes Payable, Total	$ 1,493	¥ 10
Debt Guaranteed by Founder [Member] | Shenzhen Sangel Zhichuang Investment Co Ltd [Member]
Debt Instrument, Face Amount					$ 1,000
Debt Instrument, Interest Rate, Stated Percentage					15.00%
Proceeds from Issuance of Debt				$ 1,000
Term Loan [Member]
Debt Instrument, Term			3 years
Term Loan [Member] | China Construction Bank [Member]
Debt Instrument, Face Amount			$ 1,493			¥ 10
Debt Instrument, Interest Rate, Stated Percentage			5.70%			5.70%